Financial Risk Management Objectives and Policies - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Effect of change on profit or loss if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ (178)	¥ (260)
Effect of change on profit or loss if currency weakens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(26)	(36)
Effect of change on profit or loss if currency weakens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(23)	(23)
Effect of change on profit or loss if currency weakens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(7)	(7)
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	178	260
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	26	36
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	23	23
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	7	7
Effect of change on other comprehensive income if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	34	41
Effect of change on other comprehensive income if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(34)	(41)
Effect of change on other comprehensive income if currency strengthens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	0	0
Effect of change on other comprehensive income if currency strengthens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	0	0
Effect of change on other comprehensive income if currency strengthens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ 0	¥ 0